Acquisitions - Schedule of intangible assets acquired (Details) - Frutarom Industries Ltd. [Member] - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Oct. 04, 2018	Sep. 30, 2019	Dec. 31, 2019
Business Acquisition [Line Items]
Estimated Amounts	$ 2,668,300
Product Formula [Member]
Business Acquisition [Line Items]
Estimated Amounts	290,000
Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated Amounts	2,230,000
Trademarks [Member]
Business Acquisition [Line Items]
Estimated Amounts	$ 140,000
Weighted-Average Useful Life			23 years
Above Market Leases [Member]
Business Acquisition [Line Items]
Estimated Amounts		$ 8,300
Minimum [Member] | Product Formula [Member]
Business Acquisition [Line Items]
Weighted-Average Useful Life			10 years
Minimum [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted-Average Useful Life			18 years
Minimum [Member] | Above Market Leases [Member]
Business Acquisition [Line Items]
Weighted-Average Useful Life			5 years
Maximum [Member] | Product Formula [Member]
Business Acquisition [Line Items]
Weighted-Average Useful Life			12 years
Maximum [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted-Average Useful Life			23 years
Maximum [Member] | Above Market Leases [Member]
Business Acquisition [Line Items]
Weighted-Average Useful Life			15 years